TRADE PAYABLES AND OTHER - Contract Liabilities and Other Liabilities to Customers (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	€ 29	€ 20
Current	62	55
Deferred tooling revenue
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	28	19
Current	0	0
Advance payment from customers
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	0	0
Current	7	6
Unrecognized variable consideration
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	1	1
Current	€ 55	€ 49